Note 10 - Long-term Debt	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
10.
Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2017	June 30, 2018
A.	Credit Facility		$299,837	$-
B.	Term Loans:
	1.	Mas Shipping Co.	13,125	11,125
	2.	Montes Shipping Co. and Kelsen Shipping Co.	42,000	37,000
	3.	Costamare Inc.	25,725	22,575
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	162,983	155,343
	5.	Raymond Shipping Co. and Terance Shipping Co.	105,050	99,592
	6.	Costamare Inc.	37,697	32,267
	7.	Uriza Shipping S.A.	32,500	30,333
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	93,000	81,000
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	24,480	22,880
	10.	Nerida Shipping Co.	17,175	16,275
	11.	Costamare Inc.	-	213,677
		Total Term-loans	553,735	722,067
		Total long-term debt	$853,572	$722,067
		Less: Deferred financing costs	(2,592)	(3,684)
		Total long-term debt, net	850,980	718,383
		Less: Long-term debt current portion	(207,516)	(138,875)
		Add: Deferred financing costs, current portion	1,198	1,774
		Total long-term debt, non-current, net	$644,662	$581,282

A. Credit Facility:
In
July 2008,
the Company signed a loan agreement with a consortium of banks, for a
$1,000,000
Credit Facility (the “Facility”) for general corporate and working capital purposes. The Facility bore interest at the
3,
6,
9
or
12
months (at the Company’s option) LIBOR plus margin.

On
September 28, 2016,
the Company entered into a
ninth
supplemental agreement, which extended the Facility maturity date to
June 30, 2021,
waived the security requirement covenant of the principal agreement and mortgaged four
additional vessels in favor of the lending banks. Following the sale of
Mandraki
and
Mykonos
, the Company prepaid the amounts of
$9,388
and
$9,326
on
August 16, 2017
and
September 14, 2017,
respectively.

During the
six
-month period ended
June 30, 2018,
the Company partially refinanced the outstanding loan amount of
$299,837
under the original
2008
Credit Facility with a new loan facility (Note
10.B.11
) and fully prepaid the loan.

B. Term Loans:

1.
In
January 2008,
Mas Shipping Co., a wholly-owned subsidiary of the Company, entered into a loan agreement with a bank for an amount of up to
$75,000
in order to partly finance the acquisition cost of the vessel
Maersk Kokura
. On
August 3, 2017,
the Company prepaid the amount of
$1,000
on the then outstanding balance.
On
February 16, 2018,
Mas Shipping Co., entered into a supplemental agreement with the bank pursuant to which Mas Shipping Co. repaid
$1,000
in
February 2018
and the bank agreed to extend the maturity of the loan until
February 2019.
As at
June 30, 2018,
the outstanding balance of the loan of
$11,125
is repayable
in
3
equal quarterly installments of
$1,000
each from
August 2018
to
February 2019
, and a balloon payment of
$8,125
payable together with the last installment
.

2.
In
December 2007,
Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Maersk Kawasaki
and
Maersk Kure
. On
January 27, 2016,
both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of
$66,000
and amend the repayment schedule. On
June 19, 2017,
the Company prepaid
$6,000
on the then outstanding balance. As at
June 30, 2018,
the outstanding balance of the loan of
$37,000
is repayable in
5
consecutive semi-annual installments of
$5,000
each from
December 2018
until
December 2020
and a balloon payment of
$12,000
payable together with the last installment.

3.
In
November 2010,
Costamare entered into a term loan agreement with a consortium of banks for an amount of up to
$120,000,
which was available for drawing for a period up to
18
months. Up to
May 25, 2012,
the Company had drawn the amount of
$38,500
(Tranche A), the amount of
$42,000
(Tranche B), the amount of
$21,000
(Tranche C), the amount of
$7,470
(Tranche D) and the amount of
$7,470
(Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels
MSC Romanos
,
MSC Methoni
,
MSC Ulsan
,
MSC Koroni
and
MSC Itea
, respectively. As at
June 30, 2018,
the outstanding balance of the Tranche (B) of the loan of
$14,700
is repayable in
6
equal quarterly installments of
$1,050
from
July 2018
to
October 2019
and a balloon payment of
$8,400
payable together with the last installment. As at
June 30, 2018,
the outstanding balance of the Tranche (C) of the loan of
$7,875
is repayable in
7
equal quarterly installments of
$525
from
August 2018
to
February 2020
and a balloon payment of
$4,200
payable together with the last installment. As at
June 30, 2018,
Tranches A, D and E of the loan have been fully repaid
.

4.
In
August 2011,
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to
$229,200
to finance part of the construction cost of their respective vessels. The facility has been drawn down in three
tranches. As at
June 30, 2018,
the aggregate outstanding balance of tranches (a) and (b) of
$101,864
relating to the
Valor
and the
Valiant
is each repayable in
8
equal quarterly installments for each tranche of
$1,273.4
from
July 2018
to
June 2020
and a balloon payment for each tranche of
$40,744.8
payable together with the last installment. As at
June 30, 2018,
the outstanding balance of the tranche (c) of
$53,479
relating to the
Vantage
is repayable in
10
equal quarterly installments of
$1,273.4
and a balloon payment payable together with the last installment of
$40,744.8
from
August 2018
to
November 2020.

5.
In
October 2011,
Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company, concluded a credit facility with a consortium of banks, as joint and several borrowers, for an amount of up to
$152,800
to finance part of the acquisition cost of their respective vessels. As at
June 30, 2018,
the outstanding balance of the tranche (a) of
$49,114
relating to the
Value
is repayable in
8
equal quarterly installments of
$1,364.3
from
September 2018
to
June 2020
and a balloon payment of
$38,199.6
payable together with the last installment. As at
June 30, 2018,
the outstanding balance of tranche (b) of the loan of
$50,478
relating to the
Valence
is repayable in
9
equal quarterly installments of
$1,364.3
from
August 2018
to
August
2020
and a balloon payment of
$38,199.6
payable together with the last installment.

6.
In
October 2011,
the Company concluded a loan facility with a bank for an amount of up to
$120,000,
in order to partly finance the aggregate market value of
eleven
vessels in its fleet. The Company repaid in
July 2016
the amount of
$3,835
due to the sale of the container vessel
Karmen
and in
February 2017
the amount of
$4,918
due to the sale of the container vessel
Marina
. As at
June 30, 2018,
the outstanding balance of $
32,267
is repayable in
2
equal quarterly installments of
$2,715
from
September 2018
to
December 2018
and a balloon payment of
$26,837
payable together with the last installment.

7.
On
May 6, 2016,
Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to
$39,000
for general corporate purposes. On
May 11, 2016
the Company drew the amount of
$39,000.
As of
June 30, 2018
, the outstanding balance of
$30,333
is repayable in
12
equal quarterly installments of
$1,083.3,
from
August 2018
to
May 2021
and a balloon payment of
$17,333.3
payable together with the last installment.

8.
In
May 2008,
Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$150,000
in the aggregate (
$75,000
each) on a joint and several basis in order to partly finance the acquisition cost of the vessels
Sealand New York
and
Sealand Washington
. In
June 2006,
Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000,
in order to partly finance the acquisition cost of the vessel
Cosco Beijing
.
On
August 10, 2016,
Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of
$116,500
in aggregate. On
July 21, 2017,
the Company prepaid the amount of
$4,000
and on
June 26, 2018,
the Company prepaid
$4,000.
As of
June 30, 2018,
the outstanding balance of
$81,000
is repayable in
12
equal quarterly installments of
$3,125,
from
November 2018
to
August 2021
and a balloon payment of
$43,500
payable together with the last installment.

9.
In
February 2006,
Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to
$90,000
in order to partly finance the acquisition cost of the vessel
Cosco Guangzhou
. On
December 22, 2016,
Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.
entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of
$37,500
and finance the working capital needs of the
Finch Shipping Co. and Joyner Carriers S.A
. As of
June 30, 2018,
the outstanding balance of
$22,880
is repayable in
14
equal quarterly installments of
$800,
from
September 2018
to
December 2021
and a balloon payment of
$11,680
payable together with the last installment.

10.
On
August 1, 2017,
Nerida Shipping Co., entered into a loan agreement with a bank for an amount of up to
$17,625
for the purpose of financing general corporate purposes relating to
Maersk Kowloon
(Note
6
). On
August 3, 2017
the Company drew the amount of
$17,625.
As of
June 30, 2018,
the outstanding balance of
$16,275
is repayable in
17
equal quarterly installments of
$450,
from
August 2018
to
July 2022
and a balloon payment of
$8,625
payable together with the last installment.

11.
On
March 7, 2018,
the Company entered into a loan agreement with a bank for an amount of
$233,000
in order to refinance the Credit Facility discussed in Note
10.A
above. The facility has been drawn down in
two
tranches on
March 23, 2018.
The Company prepaid on
May 29, 2018
the amount of
$4,477
due to the sale of the container vessel
Itea
. As at
June 30, 2018,
the outstanding balance of
$213,677
is repayable in
12
variable quarterly installments, from
September 2018
to
June 2021
and a balloon payment of
$86,353
payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a)
first
-priority mortgages over the financed vessels, (b)
first
priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may
be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of
80%
to
130%
and restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

The annual repayments under the Term loans after
June 30, 2018,
are in the aggregate as follows:

Year ending December 31,	Amount
2018	$77,997
2019	121,030
2020	313,171
2021	199,894
2022	9,975
Total	$722,067

The interest rate of Costamare’s long-term debt as at
December 31, 2017
and
June 30, 2018,
was in the range of
2.30%
-
5.98%
and
3.66%
-
5.94%,
respectively. The weighted average interest rate of Costamare’s long-term debt as at
December 31, 2017
and
June 30, 2018,
was
4.9%
and
4.7%,
respectively.

Total interest expense incurred on long-term debt (including the effect of the hedging interest rate swaps discussed in Notes
16
and
18
) for the
six
-month period ended
June 30, 2017
and
2018,
amounted to
$23,606
and
$16,544,
respectively, and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in
2018,
$101
was capitalized and is included in (a) Advances for vessel acquisitions (
$96
) and (b) the statement of comprehensive income (
$5
), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the consolidated balance sheet as of
June 30, 2018.

C. Financing Costs

The amounts of financing costs included in the loan balances and capital lease obligations (Note
11
) are as follows
:

Financing costs
Balance, January 1, 2018	$6,797
Additions	2,063
Amortization and write-off	(1,296)
Balance, June 30, 2018	$7,564
Less: Current portion of financing costs	(2,624)
Financing costs, non-current portion	$4,940

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note
16
).